Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jan. 01, 2015
Pinnacle Value Fund
Account Value [Line Items]
Account Value	$ 17,758	$ 16,677	$ 16,041	$ 13,944	$ 12,784	$ 11,517	$ 12,640	$ 13,070	$ 11,057	$ 8,555	$ 10,690	$ 10,055	$ 9,660	$ 10,967	$ 10,939	$ 10,518	$ 10,953	$ 9,973	$ 9,401	$ 10,354	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 21,222	$ 19,356	$ 19,027	$ 17,588	$ 16,272	$ 15,660	$ 20,451	$ 20,935	$ 17,811	$ 12,921	$ 14,848	$ 13,838	$ 11,829	$ 14,312	$ 13,294	$ 12,174	$ 11,595	$ 9,770	$ 9,558	$ 10,475	$ 10,000